Share Capital - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Dec. 10, 2008	Mar. 31, 2009	Mar. 31, 2013 Vote	Mar. 31, 2012
Equity [Abstract]
Number of votes under common stock			1
Common stock, shares authorized		12,500,000	12,500,000	12,500,000
Preferred stock, shares authorized		250,000	250,000	250,000
Conversion of common stock		Every four shares of common stock of Global-Tech issued and outstanding as of the Effective Date were consolidated into one share of post-reverse split common stock
Reverse stock split of common stock issued and outstanding	4-for-1	4-for-1